CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 5,536	$ 9,859	$ 10,546
Items will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	1,198	(713)	(1,567)
NDF effects classified as hedges	128
Income Tax effects on NDF classified as hedges	(36)
Items will not be reclassified subsequently to profit or loss
Actuarial results	38
Tax effect	(11)
Other components of the comprehensive income (loss), net of tax	1,317	(713)	(1,567)
Total comprehensive income for the year	6,853	9,146	8,979
Attributable to:
Controlling Company	6,425	9,090	8,922
Non-controlling interest	$ 428	$ 56	$ 57